DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
General
The PBF Energy Retirement Savings Plan (the “Plan”) is a tax-qualified retirement plan covering certain of PBF Energy Inc.’s and its subsidiaries’ employees in the United States of America (“U.S.”).
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). As used in this report, the term “PBF Energy” or the “Company” may refer, depending upon the context, to PBF Energy Inc., one or more of its consolidated subsidiaries, or all of them taken as a whole.
The description of the Plan included in these notes to financial statements provides only general information. Participants should refer to the plan document for a complete description of the Plan’s provisions, which was most recently amended, effective January 1, 2024.
Plan Administration
PBF Holding Company LLC (“PBF Holding”), a subsidiary of PBF Energy, is the Plan sponsor. PBF Energy is a publicly traded independent petroleum refining company and, as of December 31, 2025 owns six refineries (two of which are operated as a single unit) and related logistics assets in the U.S. with approximately 3,678 employees.
The PBF Holding Company LLC Retirement Plan Committee (the “Administrative Committee”), which consists of persons selected by PBF Holding, serves as the Plan Administrator. The members of the Administrative Committee are employees of the Company who serve without compensation for services in that capacity. Vanguard Fiduciary Trust Company (“Vanguard” or the “Trustee”) is the trustee and record keeper of the Plan and has custody of the securities and investments of the Plan through a trust. OneDigital Investment Advisors, LLC is the investment advisor to the Plan.
Eligibility and Participation
Employees at PBF Energy’s U.S. locations are eligible to participate in the Plan on the first day of the month following the completion of thirty days of service with the Company. Leased Employees (as defined in the Plan) and co-ops/interns are excluded from participating in the Plan.
The Plan has an automatic enrollment feature for new eligible employees with the initial contribution rate set at 6% of eligible compensation (as defined in the Plan), contributed on a pre-tax basis. Participants may change their contribution rate and can also elect not to contribute to the Plan. For auto-enrolled participants contributing less than 10% of compensation, their pre-tax contribution percentage will automatically increase by 1% each July until the participant is contributing 10% of compensation in total to the Plan. Participants may opt out of this auto-increase feature if they do not want to have their contribution rate automatically increased.
Prior to January 1, 2024, the Plan’s automatic enrollment feature set an initial contribution rate at 3% of compensation, with automatic annual increases for participants contributing less than 7%, until contributions attained 7% of compensation, unless the participant opted out of auto-increases. Effective January 1, 2024, participants who elected automatic increases but had not yet attained the 7% compensation contribution level were transitioned to the updated automatic increase feature of 10%. Participants who had already reached a 7% of compensation contribution prior to January 1, 2024, were not impacted.
Contributions
Eligible employees may make pre-tax, designated Roth 401(k) (“Roth”), and traditional after-tax contributions of a percentage of their eligible compensation, as defined by the Plan, and subject to Internal Revenue Code (the “Code”) limitations. The Code established a combined annual pre-tax and Roth contribution limit of $23,500 for the year ended December 31, 2025 and $23,000 for the year ended December 31, 2024. Participants 50 years of age or older can contribute an additional catch-up contribution of up to $7,500 for the years ended December 31, 2025 and December 31, 2024. Effective January 1, 2025, the Plan adopted enhanced catch-up contribution provisions pursuant to the SECURE 2.0 Act of 2022, under which participants ages 60-63 may make increased catch-up contributions up to $11,250 during the plan year. Participants have the ability to contribute up to 50% of their eligible compensation on a combined pre-tax, Roth and/or traditional after-tax basis.
The Plan sponsor makes safe-harbor matching contributions in the amount of 200% of each participant’s pre-tax and Roth elective deferral, up to 3% of eligible compensation for the plan year, as defined by the Plan. The safe-harbor matching contributions are 100% vested immediately. The Plan sponsor does not match traditional after-tax contributions. Eligible employees may also elect to roll over distributions from a former employer’s qualified retirement plan into the Plan.
Investment Options
Participants direct 100% of their contributions into investments offered by the Plan. The Plan’s investment options consist primarily of Vanguard mutual funds, with additional mutual funds offered by Dodge & Cox, PIMCO, and Victory Capital Management Inc., as well as, common collective trusts, and PBF Energy Inc. Class A common stock. Participants can elect to allocate up to 10% of their aggregate account value to PBF Energy Inc. Class A common stock. Participants may change their investment options in accordance with the Plan’s provisions.
The Pension Protection Act created the Qualified Default Investment Alternative (the “QDIA”), which provides employers a safe harbor from fiduciary risk when selecting an investment for a participant or beneficiary who fails to elect his or her own investment. The Plan Administrator selected the Vanguard Target Retirement Fund with the target date closest to the participant’s estimated retirement date as its QDIA.
Participant Accounts
Individual accounts are maintained for each participant. Each participant’s account is adjusted to reflect the Company’s matching contributions, participant’s contributions and withdrawals, income, expenses and investment gains and losses attributable to the participant’s account. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately 100% vested in their participant accounts.
Notes Receivable from Participants
Participants may borrow from their account balance up to the lesser of 50% of the vested balance or $50,000. The interest rate on loans is established based on the prime rate plus 1%. The interest rate as of December 31, 2025 was 8.00% for general purpose and principal residence loans. The loan repayment schedule can generally be no longer than 60 months, except in the case of a loan for the purchase of a participant’s principal residence, which can be up to 120 months. Generally, principal and interest is paid ratably through payroll deductions. The Plan’s loan policy also allows participants to make repayments directly to Vanguard outside of payroll deductions.
Payment of Benefits
Participants receive the full amount of their vested account balances in the event of normal retirement, termination of service, death or disability. Early withdrawals are permitted at the participant’s request after the age of 59½. Certain hardship withdrawals are also permitted, as further discussed below. Distributions may be made in a lump-sum payment or in partial payments at the Participant’s election. Effective January 1, 2024, participants may elect to receive installment distributions over a specified period not to exceed the life expectancy of the participant (and a designated beneficiary). Generally, participants with vested balances greater than $7,000 can elect to defer distribution of their account until the required minimum distributions rules apply, in accordance with the terms of the Plan and the Code. Required minimum distributions must begin at age 70 ½ for participants born before July 1, 1949, age 72 for participants born on or after July 1, 1949 and before January 1, 1951, age 73 for participants born on or after January 1, 1951 and before January 1, 1960, and age 75 for participants born on or after January 1, 1960.
Hardship Withdrawals
The Plan provides for hardship withdrawals, not to exceed the lesser of (i) the portion of the participant’s account constituting participant contributions, and (ii) an amount required to meet the immediate need created by the hardship, and then only to the extent such immediate need cannot be satisfied by other sources readily available to the participant, as determined by the Plan Administrator, in accordance with the terms of the Plan.